Shareholders’ Equity - Ordinary Shares (Details) - Ordinary shares - $ / shares	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Class of Stock
Common stock, shares authorized (shares)	200,000,000	200,000,000	37,426,509
Common stock, par value (usd per share)	$ 0.000042	$ 0.000042	$ 0.000042